General and Administrative (Schedule of General and Administrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expense [Abstract]
Salaries and related expenses	$ 2,545	$ 3,435	$ 943
Professional services	2,139	2,596	1,695
Share-based compensation	1,084	2,763	1,882
Fees to Directors	258	231	244
Insurance	648	1,084	1,024
Rent and maintenance	81	24	29
Other expenses	323	1,423	216
Total	$ 7,078	$ 11,556	$ 6,033